EQUITY COMPONENTS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Components
Earning attributable to equity holders of the Company	$ 619	$ 302	$ 456
Weighted average amount of outstanding shares	1,360	1,366	1,381
Basic earnings per share	$ 0.46	$ 0.22	$ 0.33
Diluted earnings per share	$ 0.46	$ 0.22	$ 0.33